Financial Risk Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for doubtful trade receivables	$ 131
Provision for other doubtful receivables	1
Guarantees granted by third parties	873	$ 737	$ 456
Financial assets at amortized cost	$ 2,770	$ 2,507	$ 2,266
Average foreign exchange rate	73.00%
Percentage of variable rate financial loans to total loans	7.00%
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 815
SOFR [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.50%
SOFR [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	7.05%
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 52
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.50%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	8.50%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 75
Variable interest rate	9.85%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 326
Interest rate risk [member] | CDI Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 12
Interest rate risk [member] | CDI Rate [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	2.75%
Interest rate risk [member] | CDI Rate [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	6.00%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	$ 773
Cash	369
Other liquid financial assets	404
Financial assets at amortized cost	$ 239